UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-24066

Lincoln Bain Capital Total Credit Fund

(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Robert Horowitz, Esq.

Dechert LLP

1095 Avenue

of the Americas

New York, New York 10036

Kaitlin McGrath, Esq.

Dechert LLP

One International Place

40th Floor

Boston, MA 02110

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Bain Capital Total Credit Fund

Annual Report
March 31, 2025

Lincoln Bain Capital Total Credit Fund

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Lincoln Bain Capital Total Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Lincoln Bain Capital Total Credit Fund (the “Fund”), including the schedule of investments, as of March 31, 2025, and the related statements of operations, cash flows and changes in net assets for the period from March 4, 2025 (date of commencement of operations) to March 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2025, the results of its operations, its cash flows, and changes in its net assets for the period from March 4, 2025 (date of commencement of operations) to March 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2025, by correspondence with the custodian and others. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Lincoln investment companies since 1981.

Philadelphia, Pennsylvania

May 30, 2025

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Lincoln Bain Capital Total Credit Fund

2025 Annual Report Commentary (unaudited)

Advised by: Lincoln Financial Investments Corporation

Sub-advised by: BCSF Advisors, LP

The Market

Despite a busy start to the year, middle market lending activity slowed towards the end of the quarter, stemming from increased volatility and broader uncertainty across the middle market. During the first quarter, middle market sponsored loan volume reached $44B, down 26% from the fourth quarter but an increase from the same period last year. Similar to the broader market, LBO and M&A activity also declined relative to the prior quarter. Spread compression remained a theme, but consistent with prior quarters, remained most impactful across upper middle market and large cap companies. As it relates to tariff uncertainty, we are actively monitoring and evaluating the evolving situation. While there is still uncertainty around tariffs given the fluid situation and ongoing developments, we believe our portfolios are generally well-insulated to significant impacts. Our platform’s approach towards portfolio construction has led us to an industry mix which is less exposed to both imported products and to sectors impacted most by trade barriers. Within the Asset Based Finance markets, price volatility did pick up late in March and into April, which we believe will create some attractive trading and sourcing opportunities.

We continue to see stable volumes across our pipeline. For new deals we are screening today, we have adopted a more cautious posture with widening pricing, identifying companies and structures in what we view as resilient sectors and remaining focused on investing in structures where we can drive documentation and control of tranche.

Fund Performance Attribution

The Fund is still in its early stages of investing and continues to source new investments. Performance has been consistent with expectations and the portfolio has delivered attractive income since inception.

Portfolio Managers:

BCSF Advisors, LP:	Nate Whittier

John Wright

Michael A. Ewald

The views expressed represent the Manager’s assessment of the Fund and market environment as of the most recent quarter end and should not be considered a recommendation to buy, hold, or sell any security, and should not be relied on as research or investment advice

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Lincoln Bain Capital Total Credit Fund

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2025
Assets:
Investments, at fair value (cost of $99,724,237)	$99,784,706
Cash and cash equivalents	222,529
Expense reimbursement receivable from the Adviser	552,784
Dividends and interest receivable	510,763
Deferred offering costs	9,536
Receivable for principal repayments	1,136
Other assets	98,133
Total assets	101,179,587

Liabilities:
Organization costs payable to Adviser and affiliates	352,023
Professional fees payable	150,000
Management fee payable	67,209
Payable for fund accounting fee	13,425
Offering costs payable	10,328
Payable for custodian fees	2,301
Other accrued expenses payable	101,402
Total liabilities	696,688

Net assets	$100,482,899

Components of Net Assets at March 31, 2025:
Shares of beneficial interest (unlimited authorization at $0.001 par value) - Class I	10,000
Paid-in capital in excess of par	99,990,000
Distributable earnings	482,899
$100,482,899

Class I Shares issued and outstanding (unlimited number of shares authorized)	10,000,000

The accompanying notes are an integral part of these financial statements.

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Lincoln Bain Capital Total Credit Fund

STATEMENT OF OPERATIONS

For the period from March 4, 2025* to March 31, 2025
Investment income:
Interest	$436,085
Dividends	120,713
Total investment income	556,798

Expenses:
Organizational costs	352,023
Professional fees	150,000
Insurance expense	81,314
Management fees	67,209
Trustees’ fees and expenses	20,088
Accounting and administration expenses	13,425
Custodian fees	2,301
Offering costs expense	792
687,152
Less: Expenses reimbursed	(552,784)
Total operating expenses	134,368

Net investment income	422,430

Net unrealized gain:
Net change in unrealized appreciation (depreciation) on investments	60,469
Net unrealized gain	60,469

Net increase in net assets resulting from operations	$482,899

*	Date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

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Lincoln Bain Capital Total Credit Fund

STATEMENT OF CHANGES IN NET ASSETS

For the period from March 4, 2025* to March 31, 2025
Increase in net assets from operations:
Net investment income	$422,430
Net change in unrealized appreciation (depreciation) on investments	60,469
Net increase in net assets resulting from operations	$482,899

Capital share transactions:
Proceeds from shares sold (Class I)	$100,000,000
Increase in net assets derived from capital share transactions	100,000,000

Net increase in net assets	100,482,899

Net assets
Beginning of period	-
End of period	$100,482,899

*	Date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

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Lincoln Bain Capital Total Credit Fund

STATEMENT OF CASH FLOWS

For the period from March 4, 2025* to March 31, 2025
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$482,899
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation on investments	(60,469)
Purchases of investments	(67,359,693)
Proceeds from principal repayments	238,657
Net (purchases) sales of money market fund	(32,602,795)
Accretion of discount on investments	(406)
Changes in operating assets and liabilities:
Expense reimbursement receivable from the Adviser	(552,784)
Dividends and interest receivable	(510,763)
Deferred offering costs	(9,536)
Receivable for principal repayments	(1,136)
Other assets	(98,133)
Organization costs payable to Adviser and affiliates	352,023
Professional fees payable	150,000
Management fee payable	67,209
Payable for fund accounting fee	13,425
Offering costs payable	10,328
Payable for custodian fees	2,301
Other accrued expenses payable	101,402
Net cash provided by (used in) operating activities	(99,777,471)

Cash flows from financing activities:
Proceeds from shares sold	100,000,000
Net cash provided by (used in) financing activities	100,000,000

Net increase (decrease) in cash and cash equivalents	222,529
Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at end of period	$222,529

*	Date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

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Lincoln Bain Capital Total Credit Fund

SCHEDULE OF INVESTMENTS
March 31, 2025

Investments(1)	Industry	Footnotes	Reference Rate and Spread	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Loan Agreements (First-Lien) - 58.9%
Delayed Drawn Term Loan
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	10.17%	3/27/2027	$2,065,938	$2,065,938	$2,065,938	2.1%
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	10.20%	3/27/2027	2,063,818	2,063,818	2,063,818	2.1%
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)(5)	S+ 5.75%	10.20%	3/27/2027	102,716	102,716	102,716	0.1%
Congress Buyer Inc.	Finance	(4)	S+ 5.50%	9.90%	6/30/2029	1,046,493	1,046,493	1,046,493	0.9%
DTIQ Technologies Inc.	Services: Business	(4)(5)	S+ 7.50%		9/30/2029	751,000	(13,143)	(11,265)	0.0%
Easy Ice, LLC	Services: Business	(4)(5)	S+ 5.25%		10/30/2030	896,000	181,994	176,006	0.2%
Govineer Solutions LLC	High Tech Industries	(4)(5)	S+ 5.00%		10/7/2030	975,000	(7,313)	(7,313)	0.0%
Margaux Acquisition Inc.	Insurance	(4)	S+ 5.75%	10.21%	12/19/2025	800,000	800,000	800,000	0.8%
Margaux Acquisition Inc.	Insurance	(4)	S+ 5.75%	10.21%	12/19/2025	329,000	329,000	329,000	0.3%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)(5)	S+ 5.00%		3/27/2028	522,192	522,192	522,192	0.5%
Vacation Rental Brands LLC	Hotel, Gaming & Leisure	(4)	S+ 5.25%	9.56%	9/8/2031	1,367,222	1,360,386	1,367,222	1.4%
							8,452,081	8,454,807	8.4%
Revolver
AMI Buyer Inc.	High Tech Industries	(4)(5)	S+ 5.25%	9.69%	10/17/2031	107,096	102,318	102,318	0.1%
Atlas US Finco In	High Tech Industries	(4)(5)	S+ 5.00%		12/9/2028	-	-	-	0.0%
Congress Buyer Inc.	Finance	(4)(5)	S+ 5.50%		6/30/2029	-	-	-	0.0%
Crow River Buyer Inc.	Services: Business	(4)(5)	S+ 6.00%		1/31/2029	-	-	-	0.0%
DTIQ Technologies Inc.	Services: Business	(4)(5)	S+ 7.50%		9/30/2029	-	(9,853)	(8,445)	0.0%
Easy Ice, LLC	Services: Business	(4)(5)	S+ 5.25%		10/30/2030	-	(6,720)	(6,720)	0.0%
Govineer Solutions LLC	High Tech Industries	(4)(5)	S+ 5.00%		10/7/2030	-	(4,875)	(4,875)	0.0%
Margaux Acquisition Inc.	Insurance	(4)	S+ 5.75%	10.21%	12/19/2025	303,000	303,000	303,000	0.3%
Saturn Purchaser Corp.	Aerospace & Defense	(4)(5)	S+ 5.25%		7/22/2030	-	-	-	0.0%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)(5)	S+ 5.00%		3/27/2028	-	-	-	0.0%
							383,870	385,278	0.4%
Term Loan
Acuity Eyecare Holdings LLC	Healthcare & Pharmaceuticals	(4)	S+ 5.75%	10.20%	3/27/2027	405,977	405,977	405,977	0.4%
AMI Buyer Inc	High Tech Industries	(4)	S+ 5.25%	9.69%	10/17/2031	4,363,000	4,330,278	4,330,278	4.3%
Atlas US Finco In	High Tech Industries	(4)	S+ 5.00%	9.29%	12/9/2029	4,376,005	4,376,005	4,376,005	4.4%
Congress Buyer Inc	Finance	(4)	S+ 5.50%	9.90%	6/30/2029	3,208,835	3,208,835	3,208,835	3.2%
Crow River Buyer Inc.	Services: Business	(4)	S+ 6.00%	10.29%	1/31/2029	3,981,000	3,981,000	3,981,000	4.0%
DTIQ Technologies Inc.	Services: Business	(4)	S+ 7.50%	11.82%	9/30/2029	3,676,762	3,612,419	3,621,610	3.6%
Easy Ice, LLC	Services: Business	(4)	S+ 5.25%	9.69%	10/30/2030	3,646,844	3,592,142	3,592,142	3.6%
Ergotron Acquisition LLC	Consumer Goods: Durable	(4)	S+ 5.25%	9.57%	7/6/2028	4,986,072	4,986,072	4,986,072	5.0%
Govineer Solutions LLC	High Tech Industries	(4)	S+ 5.00%	9.30%	10/7/2030	3,375,000	3,349,688	3,349,688	3.3%
Margaux Acquisition Inc.	Insurance	(4)	S+ 5.75%	10.21%	12/19/2025	2,464,000	2,464,000	2,464,000	2.4%
Margaux Acquisition Inc.	Insurance	(4)	S+ 5.75%	10.21%	12/19/2025	292,000	292,000	292,000	0.3%
Margaux Acquisition Inc.	Insurance	(4)	S+ 5.75%	10.21%	12/19/2025	812,000	812,000	812,000	0.8%
Primeflight Acquisition LLC	Transportation: Consumer	(4)	S+ 5.50%	9.79%	5/1/2029	3,978,876	3,978,876	3,978,876	3.9%
Primeflight Acquisition LLC	Transportation: Consumer	(4)	S+ 5.50%	9.80%	5/1/2029	1,008,441	1,008,441	1,008,441	1.0%
Saturn Purchaser Corp.	Aerospace & Defense	(4)	S+ 5.25%	9.41%	7/22/2030	4,305,760	4,305,760	4,305,760	4.3%
TVG Shelby Buyer Inc.	Healthcare & Pharmaceuticals	(4)	S+ 5.00%	9.40%	3/27/2028	1,978,018	1,978,018	1,978,018	2.0%
Vacation Rental Brands LLC	Hotel, Gaming & Leisure	(4)	S+ 5.25%	9.55%	9/8/2031	3,620,902	3,602,798	3,620,902	3.6%
							50,284,309	50,311,604	50.1%

Loan Agreements (First-Lien) Total - 58.9%							$59,120,260	$59,151,689	58.9%

Money Market Fund - 32.4%
State Street Institutional U.S. Government Money Market Fund Premier Class		(6)		4.29%	12/31/2030	$32,602,795	$32,602,795	$32,602,795	32.4%
Money Market Fund Total - 32.4%							$32,602,795	$32,602,795	32.4%

The accompanying notes are an integral part of these financial statements.

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Lincoln Bain Capital Total Credit Fund

SCHEDULE OF INVESTMENTS (continued)

Investments(1)	Industry	Footnotes	Reference Rate and Spread	Interest Rate(2)	Maturity Date	Par Amount/ Unit	Cost(3)	Fair Value	% of Net Assets
Non-Agency Asset-Backed Securities - 8.0%
Annisa CLO Ltd.
Series 2016-2A, Class ERR	Finance		S+ 6.93%	11.20%	7/20/2031	$2,000,000	$2,007,489	$2,005,800	2.0%
Apidos CLO Ltd.
Series 2015-20A, Class DR	Finance		S+ 5.96%	10.22%	7/16/2031	2,000,000	2,027,969	2,011,000	2.0%
Apidos CLO Ltd.
Series 2018-29A, Class D	Finance		S+ 5.51%	9.79%	7/25/2030	2,000,000	2,001,997	2,007,000	2.0%
Neuberger Berman CLO Ltd.
Series 2023-53A, Class SUB	Finance	(7)	S+ 0.00%	0.00%	10/24/2037	1,000,000	884,194	908,842	0.9%
Symphony CLO Ltd.
Series 2021-29A, Class E	Finance		S+ 6.51%	10.77%	1/15/2034	1,100,000	1,079,533	1,097,580	1.1%
Non-Agency Asset-Backed Securities Total - 8.0%							$8,001,182	$8,030,222	8.0%
Total Investments – 99.3%							$99,724,237	$99,784,706	99.3%

(1)	Unless otherwise indicated, all loan investments held by the Fund are denominated in U.S. dollars. All loan investments are income producing unless otherwise indicated. Certain portfolio fund investments may be subject to contractual restrictions on sales. The total par amount is presented for loan investments.

(2)	Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to SOFR including SOFR adjustment, if any, (“S”) at the borrower’s option which generally resets periodically. S loans are typically indexed to 12 month, 6 month, 3 month or 1 month S rates. For each such loan, the Fund has provided the interest rate in effect on the date presented.

(3)	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on loan investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(4)	Investment valued using unobservable inputs (Level 3). See Note 4.

(5)	The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. The interest rate for the unfunded portion will be determined at the time of funding. Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion. Refer to Note 5 for additional details.

(6)	The rate shown is the annualized seven-day yield as of March 31, 2025.

(7)	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security. Refer to Note 8 in the accompanying notes for further information on these types of securities.

The accompanying notes are an integral part of these financial statements.

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Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

1.	Organization

Lincoln Bain Capital Total Credit Fund (the “Fund”) is a newly organized Delaware statutory trust formed on December 12, 2024 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. Lincoln Financial Investments Corporation serves as the Fund’s investment adviser (the “Adviser” or “Lincoln”) and is responsible for overseeing the allocation of the Fund’s assets across strategies. BCSF Advisors, LP serves as the Fund’s sub-adviser (the “Sub-Adviser” or “Bain” and together with the Adviser, the “Advisers”) and is responsible for selecting portfolio securities for the Fund. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”).

The Fund’s investment objective is to seek high risk-adjusted returns across various market cycles with a focus on current income.

2.	Significant Accounting Policies

The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services - Investment Companies”.

Security Valuation — Open-end investment companies are valued at their closing net asset value (“NAV”). Investments in government money market funds have a stable NAV. Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund’s Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board. The Valuation Committee was established by the Adviser, the Board designated “valuation designee”, to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as Sub-Adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.

Federal Income Taxes — No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund has adopted a tax year end of October 31 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. The Fund’s initial tax year end will be October 31, 2025.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended March 31, 2025, the Fund did not incur any interest or penalties.

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Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Significant Accounting Policies (continued)

The tax character of distributions will be evaluated once paid after the Tax Year ended October 31, 2025. The components of distributable earnings/deficit on a tax basis will be evaluated as of October 31, 2025. The March 31, 2025 book cost has not been adjusted for book/tax basis differences.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Unfunded Loan Commitments — Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. The Fund intends to maintain sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

Other — Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, quarterly. Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Segment Reporting — The Adviser’s Investment Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment because the Fund has a single investment strategy, against which the CODM assesses performance. The CODM monitors the operating results of the Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

Organizational Expenses — Organizational costs are expensed as incurred and consist of costs incurred to establish the Fund and enable it to legally do business. For the period March 4, 2025* to March 31, 2025, the Fund incurred organizational costs of $352,023. These costs, which have been incurred through March 31, 2025, have been paid by the Adviser. These costs are subject to recoupment in accordance with the Fund’s expense limitation agreement.

Offering Costs — Offering costs are deferred until the Fund commences operations and then amortized over the first 12 months of operations on a straight-line basis. Offering costs consist of costs incurred in connection with the Fund’s offering of Shares, such as preparation of the Fund’s registration statement. For the period March 4, 2025* to March 31, 2025, the Fund incurred offering costs of $10,328. These costs, which have been incurred through March 31, 2025, have been paid by the Adviser. These costs are subject to recoupment in accordance with the Fund’s expense limitation agreement.

*	Date of commencement of operations.
10

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Significant Accounting Policies (continued)

The Adviser is a registered investment adviser and wholly owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”), a wholly owned subsidiary of Lincoln National Corporation. The Adviser is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment Sub-Adviser, and providing certain administrative services to the Fund. For its services, the Adviser receives a management fee at an annual rate of 1.00% of the Fund’s average daily gross assets plus incentive fee as discussed below. The management fee is calculated daily and paid monthly.

3.	Management Fees and Other Transactions with Affiliates

Pursuant to the Investment Advisory Agreement, and in further consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to an incentive fee. The Incentive Fee is accrued monthly and payable quarterly in arrears at 15% of the Fund’s pre-incentive fee net investment income for the immediately preceding quarter for each class of Shares, subject to a preferred return of 1.5% of NAV (6.00% annualized) “the “Hurdle”) and a “catch up” feature. For the calculation of Incentive Fee, “pre-incentive fee net investment income” is compromised of (a) interest income, dividend income and any other income accrued during the fiscal quarter, minus (b) operating expenses for the quarter, including distribution and/or shareholder servicing fees. During the period ended March 31, 2025, the amount of incentive fees was $0.

The Adviser has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding interest, incentive fees, taxes, dividends tied to short sales, and brokerage commissions; underlying fund fees and expenses; other expenses attributable to, and incurred as a result of, the Fund’s investments; amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act; and extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business (as determined in the discretion of the Adviser)) exceed 2.00% of the Fund’s average daily net assets for Class I Shares. The reimbursement is accrued daily and received monthly. The agreement will continue at least through August 1, 2027, and cannot be terminated before that date without the mutual agreement of the Board and the Adviser.

The Adviser retains the right to receive reimbursements of excess amounts waived or paid by the Adviser under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to the Adviser and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the period ended March 31, 2025, the Adviser has not recouped any previously reimbursed Fund expenses.

The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:

Expiration Date 2028
The Adviser	$552,784

The Sub-Adviser is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, the Adviser, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily gross assets.

Lincoln Life prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $0 for the period March 4, 2025* through March 31, 2025.

*	Date of commencement of operations.
11

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Fees and Other Transactions with Affiliates (continued)

The Fund currently offers Class I Shares. Class I Shares are not subject to a distribution and servicing fee.

At March 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable due from the Adviser	$552,784
Management fees payable to the Adviser	$67,209

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Lincoln Life owned 50% of the Fund’s Class I Shares at March 31, 2025. The Sub-Adviser owned 50% of the Fund’s Class I Shares at March 31, 2025.

Other Service Providers — The Fund has entered into an Accounting Service Agreement with State Street Bank (“SSB”), to provide administrative and fund accounting services. The Fund has also entered into a Custody Services Agreement with SSB, to serve as Custodian.

The Fund has entered into an agreement with SSB to act as Transfer and Shareholder Services Agent under a Transfer Agency and Service Agreement.

4.	Investments

For the period March 4, 2025* through March 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchase	$67,359,693

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

●	Level 1 — inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

*	Date of commencement of operations.
12

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)

4.	Investments (continued)

●	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

●	Level 3 — inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2025:

Investments:

Assets:	Level 1	Level 2	Level 3	Total
Loan Agreements (First-Lien)	$-	$-	$59,151,689	$59,151,689
Money Market Fund	32,602,795	-	-	32,602,795
Non-Agency Asset-Backed Securities	-	8,030,222	-	8,030,222
	$32,602,795	$8,030,222	$59,151,689	$99,784,706

The following table presents the change in the fair value of financial instruments for which Level 3 inputs were used to determine the fair value for the period ended March 31, 2025:

	Balance as of March 4, 2025*	Reclassifications	Purchases	Repayments	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of March 31, 2025	Net change in unrealized (depreciation) from level 3 investments still held as of March 31, 2025
Loan Agreements	$-	$-	$59,358,917	$(238,657)	$-	$-	$-	$-	$31,429	$59,151,689	$31,429

The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2025.

Asset Type	Fair Value at March 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Loan Agreements	$59,151,689	Discounted Cash Flows	Comparative Yield	8.92 - 12.28% (9.75%)

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund’s securities.

13

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)

4.	Investments (continued)

The composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2025 was as follows:

	Amortized Cost	Fair Value	% of Total Investments at Fair Value
Loan Agreements (First-Lien)	$59,120,260	$59,151,689	59.3%
Money Market Fund	32,602,795	$32,602,795	32.7%
Non-Agency Asset-Backed Securities	8,001,182	8,030,222	8.0%
	$99,724,237	$99,784,706	100.0%

The industry composition of investments based on fair value as of March 31, 2025 was as follows:

March 31, 2025
Money Market Fund	32.7%
Finance	12.3%
High Tech Industries	12.2%
Services: Business	11.4%
Healthcare & Pharmaceuticals	7.2%
Insurance	5.0%
Hotel, Gaming & Leisure	5.0%
Transportation: Consumer	5.0%
Consumer Goods: Durable	5.0%
Aerospace & Defense	4.2%
Total	100.0%

5.	Commitments and Contingencies

The Fund’s investment portfolio may contain debt investments which are in the form of lines of credit or delayed draw commitments, which require us to provide funding when requested by portfolio companies in accordance with underlying loan agreements.

Investment Name	Investment Type	Unfunded Commitments	Fair Value
Acuity Eyecare Holdings LLC	Delayed Draw Term Loan	$352,170	$-
AMI Buyer Inc.	Revolver	529,904	(3,974)
Atlas US Finco In	Revolver	613,000	-
Congress Buyer Inc.	Revolver	736,000	-
Crow River Buyer Inc.	Revolver	1,019,000	-
DTIQ Technologies Inc.	Delayed Draw Term Loan	751,000	(11,265)
DTIQ Technologies Inc.	Revolver	563,000	(8,445)
Easy Ice, LLC	Revolver	448,000	(6,720)
Easy Ice, LLC	Delayed Draw Term Loan	706,555	(10,598)
Govineer Solutions LLC	Delayed Draw Term Loan	975,000	(7,313)
Govineer Solutions LLC	Revolver	650,000	(4,875)
Saturn Purchaser Corp.	Revolver	595,000	-
TVG Shelby Buyer Inc.	Delayed Draw Term Loan	2,220,808	-
TVG Shelby Buyer Inc.	Revolver	274,000	-
		$10,433,437	$(53,190)

*	Date of commencement of operations.
14

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Capital Shares

Transactions in capital shares were as follows:

For the period from March 4, 2025* to March 31, 2025
Class I
Shares sold	10,000,000
Net increase	10,000,000

7.	Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

Class I March 4, 2025 (1) to March 31, 2025
Per share data (2):
Net asset value, beginning of period	$10.00

Net investment income (loss)	0.05
Net realized and unrealized gain (loss)(3)	0.00
Net increase (decrease) in net assets from operations	0.05

Net asset value, end of period	$10.05
Shares Outstanding, end of period	10,000,000

Total Return (4)	0.50%

Ratios to average net assets
Ratio of expenses to average net assets (5)	2.00%
Ratio of expenses prior to expenses reimbursed to average net assets (5)	3.23%
Ratio of net investment income to average net assets (5)	6.05%
Ratio of net investment income prior to expenses reimbursed to average net assets (5)	4.82%
Portfolio turnover rate	-%

Supplemental Data
Net Assets, end of period	100,482,899

(1)	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Amount rounds to less than 0.00.

(4)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a reimbursement by the Adviser. Performance would have been lower had the reimbursement not been in effect.

(5)	Amounts are annualized except for audit fees, organizational costs and expense support amounts relating to organizational costs.

*	Date of commencement of operations.
15

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)

8.	Risk Factors

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund’s portfolio investments.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to the Adviser, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

9.	Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

16

Lincoln Bain Capital Total Credit Fund

NOTES TO FINANCIAL STATEMENTS (continued)

10.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

17

Lincoln Bain Capital Total Credit Fund

Other Fund Information (unaudited)

Approval of Investment Management and Sub-advisory Agreements

On January 28, 2025, the Board of Trustees (the “Board”) of Lincoln Bain Capital Total Credit Fund (the “Fund”) met to consider, among other things, (i) the approval of an investment management agreement between the Fund and Lincoln Financial Investments (“LFI”); and (ii) the approval of an investment sub-advisory agreement between LFI and BCFS Advisors, LP (“Bain Capital”) (collectively, with the investment management agreement, the “Advisory Agreements”) for the Fund. The trustees of the Fund who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and Bain Capital prior to and during the meeting. Among other information, LFI, Lincoln Life and Bain Capital provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of each of LFI and Bain Capital at the meeting and/or at a working session of the Independent Trustees on December 9, 2024. After reviewing the information received, the Independent Trustees requested supplemental information and LFI and Bain Capital provided materials in response. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Fund officers and employees of Lincoln Life and LFI to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Fund by LFI, including LFI personnel and resources. The Board considered LFI’s rationale for proposing the Fund and its desire to leverage Lincoln National Corporation’s investment platform, distribution franchise and private equity investment expertise. The Board reviewed the services to be provided by LFI in serving as investment adviser and the backgrounds of members of the compliance staff, including the experience of the compliance staff to conduct due diligence on and oversight of the compliance programs of the Fund’s proposed service providers. The Board also considered that certain Lincoln Life personnel provide services to the other proprietary funds on behalf of LFI and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board considered the resources LFI planned to devote to the oversight of the Fund, noting, in particular, that LFI had formed a dedicated closed-end fund investment committee and valuation committee to focus on matters specific to the Fund, including liquidity and valuation. The Board also considered the additional services to be provided by LFI and its affiliates due to the fact that the Fund was proposed to be a closed-end interval fund, including, but not limited to, the facilitation and management of the Fund’s quarterly repurchase offers. The Board further considered LFI’s role in coordinating the activities of the Fund’s other service providers. The Board concluded that the services to be provided by LFI were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations. The Board further considered information provided by Bain Capital regarding the performance of comparable accounts managed by Bain Capital.

Management Fee. The Board reviewed the Fund’s proposed investment management fee, incentive fee and estimated net expense ratio and reviewed information comparing the proposed investment management fee, incentive fee and estimated net expense ratio to the median of a peer group for the Fund provided by LFI. The Board noted that the Fund’s proposed investment strategy resulted in a limited number of comparable peers.

The Board noted that the proposed net investment management and incentive fees for the Fund were each below the median fees of the peer group. The Board considered that LFI proposed to implement an expense limitation for the Fund’s Class I, Class A and Class D shares for at least two years from the Fund’s commencement of operations. The Board also considered that the Fund’s estimated net expense ratio for each of its Class I, Class A and Class D shares, giving effect to the expense limitation, which excludes the incentive fee and certain other expenses, was equal to the median net expense ratio of the peer group provided by LFI. In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that the Fund’s investment management fee (including both the base management fee and incentive fee) was reasonable.

18

Lincoln Bain Capital Total Credit Fund

Other Fund Information (unaudited)

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LFI proposed an expense limitation for the Fund’s Class I, Class A and Class D shares for at least two years from the Fund’s commencement of operations.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. The Board considered LFI’s statements that the benefits (other than advisory fees) that LFI and its affiliates receive from their relationships with the Fund are generally more than offset by the costs of providing these services and that LFI does not receive a material financial benefit from the use of its affiliates as service providers to the Fund.

Bain Capital Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment sub-advisory agreement between LFI and Bain Capital with respect to the Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Bain Capital under the investment sub-advisory agreement. The Board reviewed the services expected to be provided by Bain Capital, the background of the investment professionals to be servicing the Fund, and the reputation, resources and sub-advisory experience of Bain Capital. The Board considered LFI’s rationale for proposing Bain Capital and also considered the proposed portfolio management team’s expertise in managing private credit investments in which the Fund was expected to invest, including direct lending, asset-based finance and structured credit. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Bain Capital were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee and comparable sub-advisory information provided by LFI. The Board considered that the sub-advisory fee schedule was negotiated between LFI and Bain Capital, an unaffiliated third party, and that LFI would compensate Bain Capital from its proposed investment management fee (including both the base management fee and incentive fee, subject to applicable terms). The Board considered Bain Capital’s statement that it does not anticipate realizing further economies of scale as a result of its proposed relationship with the Fund. The Board concluded that the proposed subadvisory fee was reasonable.

Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee was negotiated between LFI and Bain Capital, an unaffiliated third party, and that LFI would compensate Bain Capital from its fees. The Board reviewed materials provided by Bain Capital as to any additional benefits it may receive and noted that Bain Capital indicated that the Fund has expanded its public presence and gives other client types the ability to access the strategy in different means compared to other funds.

Conclusion. Based on all of the information considered and the conclusions reached, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Advisory Agreements for the Fund were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of the Fund and its prospective shareholders.

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities will be available without charge, upon request, by calling a telephone number to be provided in the registration statement; on the Fund’s website to be provided in the registration statement; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling a telephone number to be provided in the registration statement, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund will file a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT filings will be available on the SEC’s website at http://www.sec.gov.

19

Lincoln Bain Capital Total Credit Fund

Officer/Trustee Information (unaudited)

Trustees and Officers

The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board no later than the end of the calendar year (December 31) that occurs after the earliest of (1) the Independent Trustee’s 78th birthday, unless an exception is otherwise approved by a majority of the Trustees prior to the effective date of the Trustee’s retirement, or (2) the 20th anniversary of the Trustee becoming a Board member.

The Trust’s officers are responsible for the Funds’ day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.

The term Fund Complex includes the Fund, the Lincoln Partners Group Royalty Fund, 2 series of the Lincoln Funds Trust and 113 series of the Lincoln Variable Insurance Products Trust.

Interested Trustee

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Jayson R. Bronchetti* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Chairman and Principal Executive Officer	Indefinite Length – Since Inception	Chair and President, Lincoln Financial Investments Corporation; Executive Vice President, Chief Investment Officer of The Lincoln National Life Insurance Company; Formerly: Director, Senior Vice President, and Head of Funds Management.	117	Lincoln Financial Investments Corporation; CITRS, Inc.

*	Mr. Bronchetti is an interested person of the Trust because he is a Director and an Officer of Lincoln Financial Investments Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Thomas A. Leonard 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1949	Trustee	Indefinite Length – Since Inception	Retired	4	Copeland Capital Trust since 2010 (3 portfolios), Lincoln Variable Insurance Products Trust (LVIPT)
Joseph P. LaRocque 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1967	Trustee	Indefinite Length – Since Inception	Founder, Lighthouse Tax Advisors; Independent Director, Self-Employed; Partner, Towson Tax & Consulting; Managing Director, Legg Mason Global Asset Mgmt.	4	Director, Franklin Templeton; Director, Columbia Threadneedle.

20

Lincoln Bain Capital Total Credit Fund

Officer/Trustee Information (unaudited)

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Thomas P. Sholes 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1974	Trustee	Indefinite Length – Since Inception	Founder and Managing Member, Veritas Consulting Solutions; Independent Director, Advisory Board Member, Managing Director BNY Mellon Pershing.	4	None

Officers of the Trust

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Matthew L. Arnold 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1967	Vice President	Indefinite Length – Since Inception	Vice President, Lincoln National Corporation
Matthew T. Berger 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Indefinite Length – Since Inception	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Jayson R. Bronchetti 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	President	Indefinite Length – Since Inception	Director and President, Lincoln Financial Investments Corporation; Executive Vice President, Chief Investment Officer of The Lincoln National Life Insurance Company; Formerly: Director, Senior Vice President and Head of Funds Management.
Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President, Deputy Chief Legal Officer, and Secretary	Indefinite Length – Since Inception	Vice President and Assistant Secretary, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company; Vice President, Lincoln Life & Annuity Company of New York; Vice President, Lincoln National Corporation.
James J. Hoffmayer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1973	Vice President, Chief Accounting Officer, and Treasurer	Indefinite Length – Since Inception	Vice President and Treasurer, Lincoln Financial Investments; Vice President and Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, Lincoln Financial Investments; Managing Director, SEI; Treasurer and Chief Financial Officer, SEI Family of Mutual Funds.
21

Lincoln Bain Capital Total Credit Fund

Officer/Trustee Information (unaudited)

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Ronald A. Holinsky 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1970	Senior Vice President, Chief Legal Officer and Assistant Secretary	Indefinite Length – Since Inception	Senior Vice President and Chief Counsel, Investment Management, The Lincoln National Life Insurance Company; Senior Vice President, Secretary, and Chief Legal Officer, Lincoln Financial Investments Corporation; Formerly: Vice President and Chief Counsel – Funds Management, The Lincoln National Life Insurance Company; Vice President, Chief Compliance Officer and Assistant General Counsel, Lincoln National Corporation; Vice President, Secretary, and Chief Legal Officer, Lincoln Financial Investments Corporation.
Michael C. Hoppe 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1988	Vice President	Indefinite Length – Since Inception	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Yun (Maria) Ma 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1978	Vice President	Indefinite Length – Since Inception	Vice President, Lincoln Financial Investments Corporation; Formerly: Assistant Vice President, Lincoln Financial Investments Corporation.
Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Indefinite Length – Since Inception	Vice President, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Colleen E. O’ Leary 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1984	Vice President	Indefinite Length – Since Inception	Vice President, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, The Lincoln National Life Insurance Company.
Benjamin A. Richer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1984	Senior Vice President	Indefinite Length – Since Inception

Senior Vice President and Head of Funds Management, Lincoln Financial Investments Corporation; Senior Vice President, Lincoln National Corporation; Senior Vice President, The Lincoln National Life Insurance Company; Senior Vice President, Lincoln Life & Annuity Company of New York; Formerly: Director of Asset Strategies, Nationwide Fund Advisors.

Jay T. Shearon 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1972	Vice President	Indefinite Length – Since Inception	Assistant Vice President, Lincoln Financial Investments Corporation, Lincoln Life & Annuity Company of New York, The Lincoln National Life Insurance Company; Formerly: Assistant Vice President, Lincoln Variable Insurance Products Trust.
John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Indefinite Length – Since Inception	Vice President and Chief Compliance Officer, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.
Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Indefinite Length – Since Inception

Senior Vice President and Head of Client Investment Strategies, Lincoln Financial Investments Corporation; Senior Vice President, Lincoln Life & Annuity Company of New York; Senior Vice President, Lincoln National Corporation; Senior Vice President, The Lincoln National Life Insurance Company; Formerly, Head of Product Management, Nationwide Investment Management Group.

Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Indefinite Length – Since Inception	Vice President and Managing Director, Lincoln Financial Investments Corporation; Vice President, The Lincoln National Life Insurance Company.

22

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Joseph P. LaRocque is an “audit committee financial expert” and is “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for the period March 19, 2025 (notification of registration of the registrant) through March 31, 2025, for professional services rendered by Ernst & Young LLP (“E&Y”), principal accountant for the registrant, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $150,000.

Audit-Related Fees

(b)	The aggregate fees billed for the period March 19, 2025 (notification of registration of the registrant) through March 31, 2025, for assurance and related services by E&Y, the principal accountant for the registrant, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0.

Tax Fees

(c)	The aggregate fees billed for the period March 19, 2025 (notification of registration of the registrant) through March 31, 2025, for professional services rendered by E&Y, the principal accountant for the registrant, for tax compliance, tax advice, and tax planning were $0.

(d)	The aggregate fees billed for the period March 19, 2025 (notification of registration of the registrant) through March 31, 2025, for products and services provided by E&Y, the principal accountant for the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e)(1)	The Audit Committee has not adopted written pre-approval policies and procedures. The Audit Committee shall approve all auditing services and permissible non-auditing services to be provided to the Fund in accordance with the Audit Committee charter and the Investment Company Act of 1940 prior to the provision of such services.

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by E&Y, the principal accountant for the registrant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant the period March 19, 2025 (notification of registration of the registrant) through March 31, 2025, were $1,045,715.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

EXHIBIT A

Lincoln ALTERNATIVE FUNDS
Board Considerations

New Sub-Advised Fund

Lincoln Bain Capital Total Credit Fund

Background

On January 28, 2025, the Board of Trustees (the “Board”) of Lincoln Bain Capital Total Credit Fund (the “Fund”) met to consider, among other things, (i) the approval of an investment management agreement between the Fund and Lincoln Financial Investments (“LFI”); and (ii) the approval of an investment sub-advisory agreement between LFI and BCFS Advisors, LP (“Bain Capital”) (collectively, with the investment management agreement, the “Advisory Agreements”) for the Fund. The trustees of the Fund who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and Bain Capital prior to and during the meeting. Among other information, LFI, Lincoln Life and Bain Capital provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of each of LFI and Bain Capital at the meeting and/or at a working session of the Independent Trustees on December 9, 2024. After reviewing the information received, the Independent Trustees requested supplemental information and LFI and Bain Capital provided materials in response. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Fund officers and employees of Lincoln Life and LFI to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Fund by LFI, including LFI personnel and resources. The Board considered LFI’s rationale for proposing the Fund and its desire to leverage Lincoln National Corporation’s investment platform, distribution franchise and private equity investment expertise. The Board reviewed the services to be provided by LFI in serving as investment adviser and the backgrounds of members of the compliance staff, including the experience of the compliance staff to conduct due diligence on and oversight of the compliance programs of the Fund’s proposed service providers. The Board also considered that certain Lincoln Life personnel provide services to the other proprietary funds on behalf of LFI and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board considered the resources LFI planned to devote to the oversight of the Fund, noting, in particular, that LFI had formed a dedicated closed-end fund investment committee and valuation committee to focus on matters specific to the Fund, including liquidity and valuation. The Board also considered the additional services to be provided by LFI and its affiliates due to the fact that the Fund was proposed to be a closed-end interval fund, including, but not limited to, the facilitation and management of the Fund’s quarterly repurchase offers. The Board further considered LFI’s role in coordinating the activities of the Fund’s other service providers. The Board concluded that the services to be provided by LFI were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations. The Board further considered information provided by Bain Capital regarding the performance of comparable accounts managed by Bain Capital.

Management Fee. The Board reviewed the Fund’s proposed investment management fee, incentive fee and estimated net expense ratio and reviewed information comparing the proposed investment management fee, incentive fee and estimated net expense ratio to the median of a peer group for the Fund provided by LFI. The Board noted that the Fund’s proposed investment strategy resulted in a limited number of comparable peers.

The Board noted that the proposed net investment management and incentive fees for the Fund were each below the median fees of the peer group. The Board considered that LFI proposed to implement an expense limitation for the Fund’s Class I, Class A and Class D shares for at least two years from the Fund’s commencement of operations. The Board also considered that the Fund’s estimated net expense ratio for each of its Class I, Class A and Class D shares, giving effect to the expense limitation, which excludes the incentive fee and certain other expenses, was equal to the median net expense ratio of the peer group provided by LFI. In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that the Fund’s investment management fee (including both the base management fee and incentive fee) was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LFI proposed an expense limitation for the Fund’s Class I, Class A and Class D shares for at least two years from the Fund’s commencement of operations.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. The Board considered LFI’s statements that the benefits (other than advisory fees) that LFI and its affiliates receive from their relationships with the Fund are generally more than offset by the costs of providing these services and that LFI does not receive a material financial benefit from the use of its affiliates as service providers to the Fund.

Bain Capital Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment sub-advisory agreement between LFI and Bain Capital with respect to the Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Bain Capital under the investment sub-advisory agreement. The Board reviewed the services expected to be provided by Bain Capital, the background of the investment professionals to be servicing the Fund, and the reputation, resources and sub-advisory experience of Bain Capital. The Board considered LFI’s rationale for proposing Bain Capital and also considered the proposed portfolio management team’s expertise in managing private credit investments in which the Fund was expected to invest, including direct lending, asset-based finance and structured credit. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Bain Capital were expected to be satisfactory.

2

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee and comparable sub-advisory information provided by LFI. The Board considered that the sub-advisory fee schedule was negotiated between LFI and Bain Capital, an unaffiliated third party, and that LFI would compensate Bain Capital from its proposed investment management fee (including both the base management fee and incentive fee, subject to applicable terms). The Board considered Bain Capital’s statement that it does not anticipate realizing further economies of scale as a result of its proposed relationship with the Fund. The Board concluded that the proposed sub-advisory fee was reasonable.

Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee was negotiated between LFI and Bain Capital, an unaffiliated third party, and that LFI would compensate Bain Capital from its fees. The Board reviewed materials provided by Bain Capital as to any additional benefits it may receive and noted that Bain Capital indicated that the Fund has expanded its public presence and gives other client types the ability to access the strategy in different means compared to other funds.

Conclusion. Based on all of the information considered and the conclusions reached, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Advisory Agreements for the Fund were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of the Fund and its prospective shareholders.

3

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated its proxy voting responsibility to the Adviser, pursuant to the proxy voting policies and procedures of the Adviser. The Adviser’s proxy voting policies and procedures are attached as Exhibit 99.PROXYPOL.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	As of March 31, 2025, the following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Nate Whittier. Mr. Whittier joined Bain Capital in 2013. He is a Partner, a Risk & Oversight Committee member, and Portfolio Manager in Liquid and Structured Credit based in Bain Capital’s Boston office. He is also responsible for risk management and portfolio analytics across the firm’s strategies.

John Wright. Mr. Wright joined Bain Capital in 2000. He is a Partner and Global Head of Credit, based in the Boston office. Mr. Wright is a Portfolio Manager, Credit Committee member and oversees the firm’s Liquid, Structured and Private Credit investment strategies. Prior to his current role, Mr. Wright was the Co-Head of Liquid and Structured Credit and has led the firm’s CLO business since 2016. Mr. Wright received a Bachelor of Arts from Tufts University and is a CFA® charterholder.

Michael A. Ewald. Mr. Ewald joined Bain Capital in 1998. He is a Partner, Global Head of the Private Credit Group, Portfolio Manager for the Middle Market Credit and Senior Direct Lending strategies and a Credit Committee member. He also serves as CEO of Bain Capital Specialty Finance, Inc., a registered business development company. He is based in Bain Capital’s Boston office. Previously, Mr. Ewald was an Associate Consultant at Bain & Company and an analyst at Credit Suisse First Boston in the Regulated Industries group. Mr. Ewald received an MBA from the Amos Tuck School of Business at Dartmouth College and a B.A. from Tufts University.

(a)(2)	The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of December 31, 2024: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles, and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance, unless otherwise noted:

	Number of Accounts	Assets of Accounts (in billions)	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee (in billions)
Nate Whittier
Registered Investment Companies	1	$1.1	0	$0
Other Pooled Investment Vehicles	3	$1.2	2	$0.56
Other Accounts	21	$6.9	5	$3.3
John Wright
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$0.37	1	$0.37
Other Accounts	12	$1.2	2	$0.46
Michael A. Ewald
Registered Investment Companies	2	$2.9	2	$2.9
Other Pooled Investment Vehicles	12	$3.1	11	$2.8
Other Accounts	28	$9.1	17	$5.7

Potential Conflicts of Interest

As a diversified private investment firm, Bain Capital and its affiliates, including Bain Capital Credit and our Advisor, engage in a broad range of activities, including investment activities for their own account and for the account of other investment funds or accounts, and provide investment banking, advisory, management and other services to funds and operating companies. Bain Capital currently has a number of Affiliate Advisors, each of which focuses primarily on a different investment strategy, although such investment strategies overlap from time to time. Dealing with conflicts of interest is complex and difficult, and new and different types of conflicts may subsequently arise.

In the ordinary course of conducting our activities, our interests and the interests of our stockholders may conflict with the interests of our Advisor, Bain Capital Credit Funds, Related Funds or their respective affiliates. There are numerous potential and actual conflicts of interest among us, the Bain Capital Credit Funds, the Affiliate Advisors, and the Related Funds. For example, our Advisor is entitled to a management and incentive fee under the terms of the Investment Advisory Agreement. The existence of the incentive fee may create an incentive for our Advisor to cause us to make more speculative investments than we would otherwise make in the absence of performance-based compensation.

Bain Capital Credit and its Affiliate Advisors manage a number of pooled investment vehicles that may desire to invest in the same investment opportunities. Bain Capital Credit and its Affiliate Advisors have adopted written allocation policies that seek to allocate investment opportunities among investment vehicles fairly and equitably over time. We may invest alongside the Bain Capital Credit Funds and/or Related Funds in certain circumstances where doing so is consistent with our investment strategy, as well as applicable law and SEC staff interpretations. We believe that co-investment by us and such Bain Capital Credit Funds and/or Related Funds affords us additional investment opportunities and an ability to achieve greater asset diversification. We, our Advisor and Bain Capital Credit have been granted an exemptive relief order by the SEC which permits us greater flexibility to negotiate the terms of co-investments if our Board determines that it would be advantageous for us to co-invest with other Bain Capital Credit Funds and/or Related Funds in a manner consistent with our investment objectives, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors. Specifically, our exemptive relief order permits us to invest with other Bain Capital Credit Funds and/or Related Funds in the same portfolio companies under circumstances in which such investments would otherwise not be permitted by the 1940 Act. This exemptive order permitting co-investment transactions generally applies only if the Independent Directors and Directors who have no financial interest in such transaction review and approve in advance each co-investment transaction. The exemptive order also imposes other conditions with which we must comply in order to engage in certain co-investment transactions.

In addition, it is expected that most or all of the Bain Capital Credit officers and employees responsible for managing us will have responsibilities with respect to other funds or accounts managed by Bain Capital Credit, including funds and accounts that may be raised in the future. Such officers and employees will spend substantial time monitoring the investments of Bain Capital Credit Funds.

Conflicts of interest may arise in allocating time, services or functions of these officers and employees. The Affiliate Advisors have existing and potential advisory and other relationships with a significant number of portfolio companies and other clients, and have in the past and may in the future provide financing, services, advice or otherwise deal with third parties whose interests conflict with the interests of a company in which a Bain Capital Credit Client, including us, has invested, such as competitors, suppliers or customers of a company in which the Bain Capital Credit Client has invested. On occasion, an Affiliate Advisor will recommend or cause such a third party to take actions that are adverse to a Bain Capital Credit Client or companies in which it has invested. Moreover, our Advisor, Bain Capital Credit and Bain Capital sponsor and manage various investment vehicles, and may form new investment vehicles in the future, that may compete with us for investment opportunities. Bain Capital Credit Funds and/or Related Funds may make certain investments that are appropriate for us and, as a result, we may receive a smaller allocation of any such investment or no allocation at all.

(a)(3)	The following description regarding portfolio manager compensation is provided as of March 31, 2025:

Portfolio managers are compensated with an annual salary and a discretionary year-end annual bonus, the amount of which is based on a multitude of quantitative and qualitative factors and are benchmarked against peers and local markets. Portfolio managers of the Sub-Adviser are also eligible to receive long-term incentive awards based on the performance of certain managed investment products for investment professionals. Depending on seniority within the firm, portfolio managers also may be eligible to receive performance fees from funds that they manage that vest over time. Performance fees can make up a significant portion of a portfolio manager’s overall compensation, and primarily are based on the investment performance of the funds managed by the portfolio manager. This compensation structure aligns a portfolio manager’s and investors’ long-term interests.

(a)(4)	The following table indicates the dollar range of securities beneficially owned by each primary portfolio manager, as of March 31, 2025. Aggregate Dollar Range, if applicable, includes each primary portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the primary portfolio manager at a future date in an amount based on the performance of the Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Portfolio Manager	Aggregate Dollar Range of Securities in the Fund
Nate Whittier	$0
John Wright	$0
Michael A. Ewald	$0

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Report on Form N-CSR.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Bain Capital Total Credit Fund

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	June 5, 2025

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	June 5, 2025